INCOME TAX (CREDIT)/EXPENSE (Schedule of Net Operating Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 67,012	$ 69,003	$ 55,707
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	2,382	7,737	8,896
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	60,629	57,206	40,652
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 4,001	$ 4,060	$ 6,159